UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2014

Item 1. Reports to Stockholders.

3 | 31 | 2014

SEMIANNUAL REPORT

Oppenheimer Master Loan Fund, LLC

OPPENHEIMERFUNDS™

THE RIGHT WAY TO INVEST

PORTFOLIO MANAGERS: Margaret Hui, CFA and Joseph Welsh, CFA

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/14

	Oppenheimer Master Loan Fund, LLC	Credit Suisse Leveraged Loan Index
6-Month	3.76%	3.15%
1-Year	6.61	5.04
5-Year	13.51	12.24
Since Inception (10/31/07)	5.80	4.76

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the data quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized.

The Fund’s performance is compared to the Credit Suisse Leveraged Loan Index, a representative index of tradable, senior secured, U.S. dollar-denominated, non-investment-grade loans. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

2     OPPENHEIMER MASTER LOAN FUND, LLC

Shares of Oppenheimer Master Loan Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

3     OPPENHEIMER MASTER LOAN FUND, LLC

Top Holdings and Allocations

TOP TEN CORPORATE LOAN INDUSTRIES
Media	9.9%
Commercial Services & Supplies	9.0
Health Care Equipment & Supplies	6.2
Hotels, Restaurants & Leisure	5.9
Energy Equipment & Services	5.1
Health Care Providers & Services	3.8
Chemicals	3.5
Diversified Telecommunication Services	3.2
Electrical Equipment	3.1
Auto Components	2.9

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on net assets.

CREDIT RATING BREAKDOWN	NRSRO ONLY TOTAL
AAA	3.0%
BBB	0.8
BB	22.2
B	65.6
CCC	5.3
D	0.4
Unrated	2.7
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of March 31, 2014, and are subject to change. Except for securities labeled “Unrated,” and except for certain securities issued or guaranteed by a foreign sovereign, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Sub-Adviser”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. For securities not rated by an NRSRO, the Sub-Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

4     OPPENHEIMER MASTER LOAN FUND, LLC

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2014.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5     OPPENHEIMER MASTER LOAN FUND, LLC

Actual	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During 6 Months Ended March 31, 2014
	$1,000.00	$1,037.60	1.68
Hypothetical (5% return before expenses)
	1,000.00	1,023.29	1.67

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2014 is as follows:

Expense Ratio
0.33%

The expense ratio reflects voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

6     OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    March 31, 2014    Unaudited

	Principal Amount	Value
Corporate Loans—97.4%
Consumer Discretionary—28.1%
Auto Components—2.9%
Affinia Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-5.75%, 4/25/20[1]	$1,922,975	$1,930,763
Allison Transmission, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.75%, 8/23/19[1]	775,627	777,566
Breed Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/10/18[1]	1,170,438	1,177,753
Cap-Con Automotive Technologies Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 11/15/18[1]	1,916,693	1,932,266
Cooper Standard, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/26/21[1]	2,410,000	2,419,037
Federal-Mogul Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan:
Tranche B, 2.128%, 12/29/14[1]	3,637,984	3,627,754
Tranche C, 2.118%, 12/29/14[1]	11,194	11,163
Tranche C, 2.128%, 12/28/15[1]	2,036,125	2,030,400
FleetPride, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]	2,604,494	2,580,618
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]	9,215,000	9,266,724
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/18[1]	1,734,719	1,742,309
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/5/20[1]	1,738,854	1,743,201
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.25%, 1/27/17[1]	7,590,000	7,635,380
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/28/19[1]	3,303,317	3,331,190
Tower Automotive Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/23/20[1]	2,007,312	2,007,312
TranStar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/9/18[1]	2,614,809	2,593,564
		44,807,000

Automobiles—0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/49[1,2]	8,695,844	26,087
Distributors—1.3%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/11/19[1]	3,732,223	3,766,728
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/26/19[1]	3,890,250	3,909,935
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 3/26/20[1]	3,201,446	3,286,150
Capital Automotive LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.00%, 4/30/20[1]	1,475,000	1,523,859
Container Store, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/6/19[1]	1,194,884	1,201,605
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 10/16/19[1]	5,659,533	5,692,783

7    OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Distributors (Continued)
Toys R US Property Co. I LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.00%, 8/21/19[1]	$977,550	$939,670
		20,320,730
Diversified Consumer Services—1.3%
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 2/19/21[1]	4,410,000	4,301,589
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 2/18/22[1]	1,190,000	1,144,631
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 6/15/18[1]	6,997,690	6,929,903
Learning Care Group No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 5/8/19[1]	2,347,263	2,360,466
Nord Anglia Education Finance, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/19/21[1]	3,440,000	3,457,200
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/27/17[1]	1,751,763	1,757,237
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.50%, 6/27/18[1]	1,335,000	1,343,344
		21,294,370
Hotels, Restaurants & Leisure—5.9%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 4/22/16[1]	1,935,987	1,957,163
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/18/18[1]	6,092,815	6,089,007
ARG IH Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/15/20[1]	3,281,775	3,310,491
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.44%, 1/28/18[1]	6,961,906	6,497,415
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.44%, 1/28/18[1]	6,633,554	6,272,854
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 10/11/20[1]	9,900,188	10,040,443
CBAC Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 7/2/20[1]	1,165,000	1,214,512
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 3/1/17[1]	4,949,304	4,976,114
CEC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.25%, 2/14/21[1]	3,545,000	3,526,538
Corner Investment Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.00%, 11/2/19[1]	4,000,000	4,120,000
Del Monte Foods Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/18/21[1]	4,235,000	4,239,214
Del Monte Pacific Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/18/21[1]	235,000	235,234
Del Monte Pacific Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/26/21[1]	885,000	882,788
Equinox Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-5.50%, 1/31/20[1]	5,708,687	5,744,366
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/21/18[1]	3,370,576	3,385,323

8    OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/21/19[1]	$2,191,106	$2,244,514
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 5.50%, 11/21/19[1]	2,717,183	2,783,415
Great Wolf Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/6/20[1]	1,817,791	1,826,880
Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/29/18[1]	3,693,750	3,721,453
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/24/18[1]	3,274,688	3,299,658
Peninsula Gaming LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/20/17[1]	3,933,523	3,951,936
Pinnacle Operating Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/15/18[1]	5,754,874	5,776,455
Revel Entertainment, Inc., Sr. Sec. Credit Facilities 2nd Lien Exit Term Loan, 14.50%, 5/20/18[1,2,3]	3,581,162	2,238,226
US Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/31/19[1]	4,247,394	4,276,063
		92,610,062
Household Durables—1.9%
Britax US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/15/20[1]	2,658,611	2,661,934
KIK Custom Products, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/29/19[1]	5,997,683	5,997,683
KIK Custom Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/29/19[1]	1,570,000	1,589,625
Renfro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 1/30/19[1]	1,882,848	1,885,202
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/19/19[1]	3,306,713	3,317,046
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-5.25%, 4/10/20[1]	4,396,497	4,382,758
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/19/19[1]	1,945,125	1,962,145
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 9/18/20[1]	415,000	429,525
Sun Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/20[1]	2,324,627	2,221,955
Vistaprint NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-4.25%, 7/27/19[1]	2,964,671	2,976,242
Vistaprint NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 7/27/19[1]	196,063	196,880
Wilton Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 8/30/18[1]	1,829,868	1,753,623
		29,374,618
Internet & Catalog Retail—0.3%
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%-6.75%, 2/20/20[1]	4,116,422	4,147,295

9    OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Leisure Equipment & Products—1.9%
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/14/20[1]	$5,472,500	$5,484,813
Hilton Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 10/26/20[1]	2,278,026	2,284,860
Intrawest Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/9/20[1]	3,466,313	3,513,974
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 8/13/20[1]	4,830,664	4,851,045
Playa Resorts Holding BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-4.75%, 8/9/19[1]	2,487,500	2,504,602
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 3/2/20[1]	8,954,774	8,993,951
Stockbridge/SBE Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 13.00%, 5/2/17[1]	1,465,000	1,618,825
		29,252,070
Media—9.9%
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 10/9/16[1]	5,298,527	5,231,559
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16[1,2,3]	2,408,103	24,081
BATS Global Markets Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 1/17/20[1]	1,745,000	1,759,541
Catalina Marketing Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/12/20[1]	5,303,350	5,295,066
Cenveo Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 2/13/17[1]	6,009,769	6,099,916
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.432%, 8/3/49[1,2,3]	521,671	2,611
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.903%, 1/30/19[1]	9,770,848	9,583,374
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.803%, 1/29/16[1]	1,249,553	1,235,993
Tranche E, 7.653%, 7/30/19[1]	758,905	759,379
Cumulus Media Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/20[1]	1,560,412	1,574,710
Delta 2 LUX Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/30/19[1]	5,905,561	5,967,251
Deluxe Entertainment Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 2/26/20[1]	3,120,000	3,133,001
Extreme Reach, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 1/24/20[1]	2,095,000	2,126,425
Extreme Reach, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 1/22/21[1]	1,050,000	1,063,755
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	5,408,351	5,200,470
Granite Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 5/23/18[1]	972,219	982,233
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 10/11/19[1]	316,019	318,231
Harland Clarke Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.00%, 8/17/19[1]	1,386,281	1,396,390

10    OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Media (Continued)
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/26/21[1]	$6,930,000	$6,904,012
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 3/21/22[1]	1,910,000	1,929,100
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 6/30/19[1]	4,589,202	4,606,389
Internet Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 3/18/19[1]	708,212	713,080
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/17/20[1]	4,662,315	4,720,594
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.00%, 7/19/20[1]	3,000,000	3,042,501
Live Nation Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.50%, 8/17/20[1]	1,024,850	1,028,053
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.25%, 7/30/20[1]	1,584,746	1,600,584
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/23/17[1]	1,339,944	1,345,236
Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 3/8/18[1]	3,961,090	3,995,750
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B, 4.25%, 1/22/20[1]	3,000,000	3,016,251
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 6/9/17[1]	4,730,464	4,777,769
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/3/19[1]	5,532,200	5,596,744
Project Sunshine IV Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.00%, 2/18/21[1]	1,410,000	1,427,625
Quebecor Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 8/17/20[1]	1,223,850	1,214,671
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16[1]	1,344,591	1,381,568
Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]	3,308,852	3,325,357
Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 12/27/20[1]	2,433,900	2,437,551
TWCC Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/26/20[1]	7,033,507	6,857,669
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C4, 4.00%, 3/1/20[1]	4,947,587	4,952,228
US Finco, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 5/29/20[1]	555,800	556,669
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 10/12/19[1]	11,908,813	11,933,524
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/1/19[1]	13,330,499	13,382,875
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 7/1/20[1]	5,040,436	5,023,898
Yankee Cable Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.25%, 3/1/20[1]	6,509,018	6,549,699

11    OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Media (Continued)
YP LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.00%, 6/4/18[1]	$1,238,043	$1,251,198
		155,324,581
Multiline Retail—1.1%
Hudson Bay Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 11/4/20[1]	3,362,375	3,414,283
J.C. Penny Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 5/22/18[1]	4,816,486	4,797,822
Neiman Marcus Group, Inc., Sr. Sec. Credit Facilities Term Loan, 4.25%, 10/25/20[1]	8,810,586	8,855,327
		17,067,432
Specialty Retail—1.1%
Anchor Hocking LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 5/21/20[1]	1,835,665	1,850,580
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/23/17[1]	3,628,570	3,650,682
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/26/19[1]	7,171,359	7,253,156
National Vision, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/5/21[1]	2,430,000	2,428,481
National Vision, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.75%, 2/24/20[1]	830,000	836,225
Toys R US Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.00%, 9/1/16[1]	389,989	353,961
Tranche B2, 5.25%, 5/25/18[1]	871,242	731,299
		17,104,384
Textiles, Apparel & Luxury Goods—0.5%
Atrium Innovations, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/15/21[1]	1,055,000	1,053,352
Atrium Innovations, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 7/13/21[1]	1,050,000	1,067,719
Stuart Weitzman Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/4/20[1]	1,525,000	1,525,953
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]	1,940,000	1,928,684
Vogue International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/6/21[1]	2,680,000	2,693,400
		8,269,108
Consumer Staples—2.9%
Food & Staples Retailing—1.1%
Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 3/21/19[1]	5,303,681	5,350,088
Fairway Group Acquisition, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 8/17/18[1]	4,121,174	4,108,296
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 6, 5.75%, 8/21/20[1]	836,000	857,109

12    OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Food & Staples Retailing (Continued)
Smart & Final, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/15/19[1]	$3,604,747	$3,615,262
Supervalu, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/21/19[1]	3,798,428	3,826,916
		17,757,671
Food Products—1.6%
AdvancePierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/10/17[1]	2,258,950	2,269,524
AdvancePierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/10/17[1]	1,250,000	1,221,875
Diamond Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/11/17[1]	1,415,000	1,421,474
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 11/1/18[1]	4,500,000	4,530,911
Hostess Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/9/20[1]	3,200,000	3,332,000
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 9/18/20[1]	3,980,000	3,975,622
Kronos Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/12/20[1]	850,000	858,235
Mill US Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/3/20[1]	2,840,725	2,861,144
Mill US Acquisition LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 7/5/21[1]	660,000	676,500
Performance Food Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.25%, 11/14/19[1]	3,139,225	3,192,199
Steak N Shake Operations, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/26/21[1]	1,530,000	1,530,000
		25,869,484
Household Products—0.2%
PFS Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/29/21[1]	1,730,000	1,739,731
PFS Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 1/28/22[1]	700,000	706,125
		2,445,856
Energy—6.0%
Energy Equipment & Services—5.1%
Ameriforge Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 12/19/19[1]	4,825,750	4,861,943
BBTS Borrower LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 6/4/19[1]	1,697,850	1,718,365
Chesapeake Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.75%, 12/2/17[1]	12,567,000	12,869,400
Drillships Financing Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.00%, 3/31/21[1]	5,431,200	5,554,532
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.875%, 9/28/18[1]	2,798,268	2,807,012
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.125%, 9/30/20[1]	5,787,340	6,034,853

13    OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Energy Equipment & Services (Continued)
HGIM, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/18/20[1]	$2,283,525	$2,292,088
Offshore Group Investment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.00%, 10/25/17[1]	5,295,261	5,346,005
Tranche B, 5.75%, 3/28/19[1]	2,138,400	2,158,892
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/3/18[1]	3,628,136	3,647,638
ProPetro Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 9/30/19[1]	3,919,500	3,958,695
Quicksilver Resources, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/21/19[1]	3,770,000	3,770,000
Sabine Oil & Gas LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[1]	4,560,000	4,636,950
Saxon Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 2/15/19[1]	1,346,400	1,356,498
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/12/21[1]	6,369,038	6,361,643
Sheridan Investment Partners I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 10/1/19[1]	3,143,610	3,159,328
Sheridan Production Partners I-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 10/1/19[1]	416,554	419,288
Sheridan Production Partners I-M LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 10/1/19[1]	254,434	256,104
Templar Energy, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 11/25/20[1]	3,600,000	3,638,250
Western Refining, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/12/20[1]	4,598,475	4,648,290
		79,495,774
Oil, Gas & Consumable Fuels—0.9%
Philadelphia Energy Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/4/18[1]	4,775,366	4,273,953
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.00%, 9/25/18[1]	7,605,000	7,645,405
Sheridan Investment Partners II LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, 4.25%, 12/11/20[1]	2,690,077	2,712,775
Sheridan Investment Partners II-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 12/11/20[1]	374,209	377,367
Sheridan Production Partners II-M LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, Tranche B2, 4.25%, 12/11/20[1]	139,559	140,737
		15,150,237
Financials—3.7%
Capital Markets—1.0%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.186%, 5/13/17[1]	14,111,994	14,171,533
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.50%, 2/28/19[1]	2,020,000	2,029,342
		16,200,875

14    OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Commercial Banks—1.0%
Hub International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/2/20[1]	$14,938,217	$15,003,571
Consumer Finance—0.1%
Fly Leasing Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/9/19[1]	1,732,804	1,753,381
Diversified Financial Services—1.0%
Altisource Solutions Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/9/20[1]	1,676,945	1,684,282
Guggenheim Partners Investment Management, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/22/20[1]	9,464,969	9,533,003
RCS Capital, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 3/29/19[1]	3,100,000	3,122,283
Shield Finance Co. Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 1/29/21[1]	1,405,000	1,415,537
		15,755,105
Insurance—0.6%
Aqgen Liberty Management I, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/1/19[1]	4,795,900	4,843,859
National Financial Partners Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/1/20[1]	4,430,586	4,474,892
		9,318,751
Health Care—11.8%
Health Care Equipment & Supplies—6.2%
Accellent. Inc., Sr. Sec. Credit Facilities Term Loan, 4.50%, 2/19/21[1]	2,830,000	2,830,000
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/13/20[1]	6,315,000	6,403,726
Alvogen Pharma US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 5/23/18[1]	6,969,489	7,039,184
Carestream Health, Inc., Sr. Sec. Credit Facilities Term Loan, 5.00%, 6/7/19[1]	12,618,940	12,710,633
Covis Pharmaceuticals Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 4/4/19[1]	2,973,067	2,969,351
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/15/17[1]	3,276,711	3,317,670
Drumm Investors LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/4/18[1]	11,412,756	11,308,804
Envision Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/4/20[1]	2,074,575	2,089,703
Generic Drug Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 8/16/20[1]	1,054,700	1,065,906
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/6/18[1]	2,572,504	2,543,563
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 5/3/18[1]	8,194,699	8,236,951
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E1, 4.00%, 5/4/18[1]	4,405,593	4,424,066
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.00%, 7/3/18[1]	1,134,780	1,109,248

15    OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.50%, 11/30/18[1]	$2,248,013	$2,197,432
Medpace, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 3/31/21[1]	1,650,000	1,658,250
National Mentor, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 1/31/21[1]	4,630,000	4,669,549
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 7/31/20[1]	1,651,700	1,657,205
Opal Acquisition, Inc., Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/20/20[1]	3,536,138	3,554,370
P2 Lower Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/22/20[1]	1,290,612	1,301,502
PRA Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 9/23/20[1]	3,467,575	3,475,533
Sage Products Holdings III LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/13/19[1]	996,426	1,000,993
Salix Pharmaceuticals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/2/20[1]	5,337,438	5,392,482
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 6/29/18[1]	272,813	274,945
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.50%, 6/29/18[1]	225,806	226,371
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 12/20/21[1]	915,000	942,450
United Surgical Partners, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/3/19[1]	600,881	605,951
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/3/19[1]	3,760,385	3,762,735
US Renal Care, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B1, 8.50%, 7/3/20[1]	299,000	303,859
		97,072,432
Health Care Providers & Services—3.8%
American Renal Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 8/20/19[1]	2,187,900	2,192,002
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 7/2/18[1]	3,237,713	3,253,902
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 1/2/19[1]	500,000	504,375
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 12/12/17[1]	2,354,306	2,363,134
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, 4.25%, 1/27/21[1]	4,334,138	4,376,109
CRC Health, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 3/26/21[1]	2,750,000	2,770,625
Davita, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/20/16[1]	1,994,845	2,008,799
Envision Healthcare Intermedia, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 5/25/18[1]	9,948,821	9,972,141
Genesis Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.00%-10.75%, 12/4/17[1]	3,023,377	3,097,701

16    OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Health Care Providers & Services (Continued)
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/18/19[1]	$4,977,525	$4,936,047
Ikaria, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 2/11/21[1]	5,290,000	5,338,271
Ikaria, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.75%, 2/14/22[1]	490,000	497,810
inVentiv Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/4/16[1]	1,317,478	1,321,869
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st lien Term Loan, Tranche B, 4.25%, 6/1/18[1]	5,306,525	5,319,791
MSO of Puerto Rico, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.75%, 12/12/17[1]	1,711,659	1,718,078
Regional Care Hospital Partners, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 11/4/18[1]	1,145,271	1,139,545
Select Medical, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%-5.00%, 6/1/18[1]	5,209,395	5,228,800
Surgery Center Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/11/20[1]	630,000	626,063
Surgical Care Affiliates, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche C, 4.25%, 6/29/18[1]	1,985,000	1,993,684
		58,658,746
Health Care Technology—0.0%
Vitera Healthcare Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/4/20[1]	274,313	273,798
Life Sciences Tools & Services—0.3%
JLL/Delta Dutch Newco BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/22/21[1]	4,795,000	4,778,016
Pharmaceuticals—1.5%
Aegis Sciences Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.50%, 2/20/21[1]	1,410,000	1,413,525
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 9/30/19[1]	5,656,354	5,672,497
Pharmaceutical Product Development, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/5/18[1]	5,965,567	5,990,426
PharMEDium Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 1/22/21[1]	695,000	697,172
Valeant Pharmaceuticals International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/5/20[1]	10,267,003	10,296,859
		24,070,479
Industrials—22.7%
Aerospace & Defense—1.7%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.25%, 3/22/18[1]	1,778,678	1,596,363
Doncasters Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/9/20[1]	4,875,875	4,921,586
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/7/16[1]	793,356	800,298

17    OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Aerospace & Defense (Continued)
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.139%, 12/31/15[1,2]	$17,993,538	$5,637,969
LM US Member LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 10/25/19[1]	4,016,289	4,051,432
LMI Aerospace, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/28/18[1]	1,722,556	1,679,492
Sequa Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 6/19/17[1]	936,753	918,604
TurboCombustor Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/2/20[1]	3,236,888	3,277,349
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/28/19[1]	4,472,451	4,504,598
		27,387,691
Air Freight & Couriers—0.2%
US Airways, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.50%, 5/23/19[1]	3,600,000	3,601,127
Airlines—0.8%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 3.75%, 6/27/19[1]	4,797,991	4,819,980
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.50%, 4/20/17[1]	2,157,765	2,170,481
Tranche B1, 3.50%, 10/18/18[1]	1,026,180	1,028,111
United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/1/19[1]	3,989,950	4,001,920
		12,020,492
Building Products—0.4%
ABC Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/16/20[1]	3,542,200	3,541,095
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 11.94%, 4/30/16[1,3]	2,269,256	2,266,419
		5,807,514
Commercial Services & Supplies—9.0%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/18/17[1]	498,741	501,546
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/17/18[1]	1,158,077	1,178,343
AlixPartners LLP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 7/10/20[1]	4,962,500	4,990,930
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/12/21[1]	2,356,633	2,352,704
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 0.50%, 2/12/21[1]	836,224	834,831
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.00%, 8/12/21[1]	1,546,438	1,554,171
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Delayed Draw, Tranche B, 3.50%, 8/12/21[1]	583,562	586,480
Ascend Learning LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 7/26/19[1]	1,218,875	1,238,204

18    OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Asurion LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 2/18/21[1]	$3,775,000	$3,906,340
Audio Visual Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/22/21[1]	3,500,000	3,526,250
Brand Energy & Infrastructure Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/20[1]	5,609,038	5,638,395
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%-6.75%, 3/16/17[1]	6,046,118	6,095,242
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 3/16/18[1]	3,940,000	4,003,206
Ceva Group, Sr. Sec. Credit Facilities Term Loan, 6.50%, 3/14/21[1]	749,138	747,733
Ceva Logistics U.S. Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, 6.50%, 3/14/21[1]	2,015,862	2,012,082
Edmentum, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/17/18[1]	2,860,473	2,876,563
EWT Holdings III Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 1/15/21[1]	3,102,225	3,123,553
EWT Holdings III Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 1/15/22[1]	660,000	669,900
Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 4/3/18[1]	2,733,534	2,675,446
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C1, 4.191%, 3/23/18[1]	4,961,525	4,980,557
Garda World Security Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 11/6/20[1]	1,031,937	1,034,517
Garda World Security Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.055%, 11/6/20[1]	263,984	264,644
GCA Services Group, Inc., Sr. Credit Facilities 1st Lien Term Loan, 4.25%-5.50%, 11/1/19[1]	13,543,569	2,379,944
GCA Services Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.25%, 11/1/20[1]	1,640,000	1,664,600
IG Investments Holdings LLC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/31/19[1]	4,865,239	4,913,892
Information Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 9/30/20[1]	1,109,425	1,116,359
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/27/21[1]	2,100,000	2,084,250
Inmar, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.00%, 1/27/22[1]	700,000	701,750
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 5/8/17[1]	3,475,000	3,452,527
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]	4,440,000	4,408,552
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.00%, 4/18/19[1]	1,389,500	1,391,237
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/17/20[1]	596,209	608,133
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 10/1/19[1]	5,510,139	5,521,616
Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5.75%, 3/25/19[1]	3,270,674	3,300,110

19    OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Osmose Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/18[1]	$7,249,448	$7,303,819
Ozburn-Hessey Holding Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/23/19[1]	3,429,088	3,461,235
Pacific Industrial Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 10/2/18[1]	2,701,425	2,743,635
Pacific Industrial Services, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/19[1]	905,000	929,322
Pitney Bowes, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 10/1/19[1]	1,233,800	1,242,282
Pitney Bowes, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.75%, 10/1/20[1]	395,000	400,925
Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/21/19[1]	1,065,098	1,066,763
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/19/19[1]	12,152,443	12,187,892
Sabre, Inc., Sr. Sec. Credit Facilities Incremental 1st Lien Term Loan, Tranche B2, 4.50%, 2/19/19[1]	1,542,250	1,546,829
Ship Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.75%, 11/29/19[1]	5,795,000	5,858,386
Sourcehov, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/30/18[1]	4,441,438	4,480,300
Sourcehov, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/30/19[1]	1,320,000	1,345,300
Tervita Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/15/18[1]	6,068,387	6,040,576
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 6/26/19[1]	5,976,349	6,124,514
		141,066,385
Electrical Equipment—3.1%
Alcatel-Lucent USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.50%, 1/30/19[1]	10,784,084	10,853,415
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.309%, 1/25/21[1]	1,745,625	1,756,535
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 7.604%, 1/24/22[1]	980,000	998,130
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/22/17[1]	4,639,244	4,679,837
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 11/22/18[1]	1,405,457	1,408,092
EIG Investors Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/9/19[1]	2,840,725	2,860,846
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/24/21[1]	7,601,532	7,626,078
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-5.00%, 2/28/20[1]	10,031,722	10,074,046
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities Term Loan, 5.00%, 1/15/21[1]	5,074,500	5,134,734
Internap Network Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/22/19[1]	1,506,225	1,517,522

20    OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Electrical Equipment (Continued)
Mitel Networks Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 1/31/20[1]	$1,047,375	$1,060,030
		47,969,265
Industrial Conglomerates—2.3%
Air Distribution Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 11/9/18[1]	2,299,420	2,309,480
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]	4,180,343	4,148,991
Crosby US Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 11/23/20[1]	3,132,150	3,128,235
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.00%, 11/2/18[1]	1,847,340	1,878,130
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 7/30/19[1]	1,560,000	1,593,150
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, 5.00%, 11/2/18[1]	741,471	753,829
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/12/19[1]	1,750,000	1,763,125
Excelitas Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/2/20[1]	3,326,663	3,347,454
Filtration Group Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/20/20[1]	2,982,525	3,008,622
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/30/20[1]	7,581,900	7,588,064
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%-4.00%, 5/28/17[1]	783,231	788,778
Isola USA Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 11/29/18[1]	1,058,344	1,084,802
Minimax GmbH & Co. KG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/14/20[1]	1,243,750	1,259,297
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/9/17[1]	2,667,536	2,676,427
		35,328,384
Machinery—2.5%
Accudyne Industries Borrower SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/13/19[1]	3,897,961	3,902,225
Alliance Laundry Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/10/18[1]	3,573,034	3,589,409
August LUXUK Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/27/18[1]	1,226,305	1,234,736
Boomerang Tube LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11.00%, 10/11/17[1]	436,410	424,409
Capital Safety, Sr. Sec. Credit Facilities Term Loan, 4.00%, 3/13/21[1]	4,750,000	4,750,000
CPM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/29/17[1]	1,749,569	1,767,065
International Equipment Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%-7.75%, 8/16/19[1]	2,000,000	2,011,250
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/28/20[1]	2,799,281	2,806,279

21    OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Machinery (Continued)
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 7/17/18[1]	$1,791,194	$1,804,628
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/21/20[1]	7,213,750	7,235,146
Utex Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/10/20[1]	2,515,988	2,527,518
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 9/8/17[1]	6,880,794	6,947,847
		39,000,512

Marine—0.7%
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 9/22/19[1]	2,608,017	2,617,797
Fram Group Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/31/17[1]	1,025,919	1,028,484
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 8/17/17[1]	6,450,000	6,546,750
		10,193,031

Road & Rail—0.6%
US Xpress Enterprises, Inc., Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 10/12/14[1]	5,270,087	5,243,737
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/8/19[1]	1,499,580	1,508,041
YRC Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.00%, 1/27/19[1]	3,127,163	3,160,388
		9,912,166

Trading Companies & Distributors—1.4%
Home Loan Servicing Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/26/20[1]	2,218,238	2,224,449
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.00%, 3/19/17[1]	1,868,309	1,952,383
iStar Financial, Inc., Sr. Sec. Credit Facilities Term Loan, 4.50%, 10/15/17[1]	5,016,240	5,043,674
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 2/15/18[1]	4,185,274	4,209,653
Orchard Acquisition Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/8/19[1]	3,034,148	3,110,001
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/11/20[1]	5,915,079	5,890,123
		22,430,283

Information Technology—5.5%
Computers & Peripherals—1.0%
Dell International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/29/20[1]	15,118,363	15,035,211
Electronic Equipment, Instruments, & Components—0.5%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 11/9/19[1]	2,302,738	2,326,917

22    OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Electronic Equipment, Instruments, & Components (Continued)
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/30/19[1]	$4,151,599	$4,192,468
Kronos, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.75%, 4/30/20[1]	898,635	933,082
		7,452,467

Internet Software & Services—1.0%
Active Network, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/13/20[1]	1,960,088	1,974,177
Active Network, Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 11/15/21[1]	485,000	491,669
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.762%, 10/26/17[1]	2,383,168	2,330,104
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 6.50%, 3/31/18[1]	4,340,398	4,354,335
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities Term Loan, 4.00%, 5/18/19[1]	1,572,256	1,580,117
Dealertrack Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.50%, 2/4/21[1]	1,410,000	1,418,225
Hyland Software, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.75%, 2/18/21[1]	2,560,620	2,588,894
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/12/20[1]	623,438	626,399
		15,363,920

IT Services—0.3%
Vetafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/3/19[1]	5,045,155	5,071,960
Office Electronics—0.5%
BMC Foreign Holding, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 9/10/20[1]	538,650	537,640
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 9/10/20[1]	7,246,838	7,263,578
		7,801,218

Software—2.2%
Aptean, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/21/20[1]	1,960,000	1,968,575
Aptean, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 2/19/21[1]	700,000	709,625
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.75%, 10/4/18[1]	5,789,584	5,844,585
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/10/18[1]	5,647,387	5,675,624
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 10/10/19[1]	1,395,000	1,422,900
Flexera Software, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/2/20[1]	830,000	834,150
Flexera Software, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 4/2/21[1]	275,000	276,375

23    OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Software (Continued)
ION Trading Technologies Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/22/20[1]	$4,167,199	$4,189,340
ION Trading Technologies Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.25%, 5/22/21[1]	630,000	639,056
Openlink International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 10/30/17[1]	1,351,543	1,359,990
Presidio, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 3/31/17[1]	1,380,000	1,390,350
RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 12/21/18[1]	8,253,178	8,241,574
RP Crown Parent LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 12/21/19[1]	870,000	886,312
Sybil Finance BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 3/18/20[1]	1,390,000	1,387,683
		34,826,139

Materials—10.1%
Chemicals—3.5%
Al Chem & CY SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.50%, 10/4/19[1]	1,115,379	1,122,350
Tranche B2, 4.50%, 10/4/19[1]	578,716	582,333
Allnex Luxembourg & CY SCA, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 4/3/20[1]	3,000,000	3,090,000
American Pacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/26/19[1]	1,755,000	1,774,744
Arysta Lifescience SPC LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/29/20[1]	1,245,587	1,251,815
Axalta Coating Systems U.S. Holdings/Dutch Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/1/20[1]	2,843,512	2,851,130
CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.25%, 8/28/20[1]	425,755	426,820
CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/28/20[1]	5,613,309	5,627,342
Chromaflo Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/2/19[1]	643,388	646,604
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/1/20[1]	4,737,803	4,791,103
Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/20/19[1]	1,486,138	1,490,782
Houghton International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 12/21/20[1]	1,200,000	1,231,500
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/4/18[1]	3,656,966	3,644,013
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 6/7/20[1]	992,500	997,256
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.00%, 9/8/17[1]	1,154,116	1,157,001
Tranche B2, 5.00%, 9/9/17[1]	1,233,545	1,235,858
Tranche B3, 5.00%, 9/9/17[1]	1,057,350	1,059,993
Nusil Technology LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/7/17[1]	1,396,133	1,383,916

24    OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Chemicals (Continued)
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.25%, 8/20/19[1]	$2,063,381	$2,089,174
OXEO Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 1/15/20[1]	2,234,400	2,245,572
OXEO Sarl, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/15/20[1]	1,120,000	1,149,051
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/7/17[1]	6,281,144	6,302,079
Road Infrastructure Investment, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/19/21[1]	1,380,000	1,381,438
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/31/18[1]	1,093,214	1,110,069
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 1/31/19[1]	265,000	272,288
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/19/20[1]	3,652,400	3,679,541
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 6/30/17[1]	2,487,169	2,483,615
		55,077,387

Construction Materials—1.8%
Atkore, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/26/21[1]	1,375,000	1,375,430
Atkore, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 9/27/21[1]	690,000	696,900
Continental Building Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/28/20[1]	5,930,200	5,954,295
GYP Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 3/27/21[1]	2,700,000	2,700,000
HD Supply, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 6/28/18[1]	5,918,978	5,943,643
Quikrete Cos., Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 9/26/20[1]	3,890,250	3,904,352
Quikrete Cos., Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 3/26/21[1]	4,445,000	4,567,211
Roofing Supply Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/31/19[1]	2,462,500	2,471,350
		27,613,181

Containers & Packaging—1.6%
Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/17/19[1]	2,945,218	2,960,557
Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.00%, 12/17/19[1]	570,000	571,960
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.75%, 1/6/21[1]	3,550,000	3,545,839
Caraustar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 5/1/19[1]	1,325,505	1,349,806
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 7/3/19[1]	2,391,152	2,415,561

25    OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Containers & Packaging (Continued)
Exopack LLC/Cello-Foil Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/8/19[1]	$1,591,013	$1,614,878
Expera Specialty Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 12/21/18[1]	2,481,250	2,512,265
NewPage Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.50%, 2/5/21[1]	5,765,000	5,833,459
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/1/18[1]	3,616,237	3,634,036
Xerium Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/17/19[1]	1,339,875	1,351,599
		25,789,960

Metals & Mining—2.6%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 8/3/49[1,2]	837,221	84
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/16/18[1]	3,335,250	3,294,604
Constellium NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 3/25/20[1]	5,301,525	5,424,122
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.00%, 9/5/19[1]	8,169,081	8,211,969
FMG Resources August 2006 Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/28/19[1]	8,279,507	8,353,244
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/5/19[1]	4,810,000	4,859,817
Murray Energy Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 12/4/20[1]	3,000,000	3,255,000
Norander Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/28/19[1]	6,889,848	6,611,381
		40,010,221

Paper & Forest Products—0.6%
Appvion, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%-6.75%, 6/28/19[1]	3,596,925	3,635,142
Berlin Packaging LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/2/19[1]	1,373,100	1,384,542
Berlin Packaging LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/20[1]	490,000	503,475
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%-6.00%, 8/10/19[1]	4,029,063	4,049,208
		9,572,367

Telecommunication Services—3.5%
Diversified Telecommunication Services—3.2%
ConvergeOne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.25%, 5/8/19[1]	2,716,311	2,729,893
Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	1,989,950	2,056,904
Global Tel Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/22/20[1]	6,618,171	6,582,321
Integra Telecom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/22/19[1]	8,970,554	9,026,620

26    OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Diversified Telecommunication Services (Continued)

IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 7.75%, 7/31/17[1]	$4,997,326	$5,022,313

IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 7.75%, 7/31/17[1]	138,942	139,637

Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche BI, 4.00%, 1/15/20[1]	8,420,000	8,446,312

LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/13/20[1]	4,289,040	4,306,874

Securus Technologies Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 4/30/20[1]	4,149,150	4,143,963

Securus Technologies Holdings, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/30/21[1]	1,755,000	1,764,324

US TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	1,309,138	1,322,557

XO Communications, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/4/21[1]	2,770,000	2,793,373

Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 7/2/19[1]	2,129,176	2,133,390

		50,468,481

Wireless Telecommunication Services—0.3%

NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[1]	4,162,837	4,168,041

Utilities—3.1%

Electric Utilities—2.0%

Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.375%, 8/13/19[1]	3,937,952	4,011,789

Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 0.50%, 8/13/18[1]	258,918	263,772

Atlantic Power LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 2/20/21[1]	1,760,000	1,766,600

EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 12/17/20[1]	820,887	826,274

MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche C, 5.018%, 2/22/15[1,2,3]	3,758,709	2,170,654

Moxie Patriot LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.75%, 12/19/20[1]	6,495,000	6,669,553

Texas Competitive Electric Holdings Co. LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.737%, 10/10/17[1,2]	14,745,000	10,671,694

Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.737%, 10/10/17[1,2]	7,380,000	5,341,275

		31,721,611

Gas Utilities—0.6%

Panda Temple Power II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 4/3/19[1]	8,618,182	8,898,273

27 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Multi-Utilities—0.5%

Raven Power Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/18/20[1]	$7,000,000	$7,091,875

Total Corporate Loans (Cost $1,531,242,354)		1,523,881,075

Corporate Bonds and Notes—0.3%

Erickson Air-Crane, Inc., 6% Sub. Nts., 11/2/20	980,107	907,055

Jurassic Holdings III, Inc., 6.875% Sec. Nts., 2/15/21[4]	935,000	965,387

Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[5]	3,120,000	2,230,800

Total Corporate Bonds and Notes (Cost $4,457,801)		4,103,242
	Shares

Preferred Stock—0.0%

Alpha Media Group, Inc., Preferred[6] (Cost $–)	105	—

Common Stocks—1.8%

Alpha Media Group, Inc.[6]	784	—

Cinram International Income Fund[6]	16,132,097	—

ION Media Networks, Inc.[6]	6,081	966,879

Media General, Inc., Cl. A6	1,523,336	27,983,682

Precision Partners[6]	43	16,801

Revel Entertainment, Inc.[6]	87,478	—

Total Common Stocks (Cost $15,102,004)		28,967,362

Investment Company—3.1%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[7,8] (Cost $48,347,694)	48,347,694	48,347,694

Total Investments, at Value (Cost $1,599,149,853)	102.6%	1,605,299,373

Liabilities in Excess of Other Assets	(2.6)	(40,688,104)

Net Assets	100.0%	$1,564,611,269

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

3. Interest or dividend is paid-in-kind, when applicable.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $965,387 or 0.06% of the Fund’s net assets as of March 31, 2014.

5. Restricted security. The aggregate value of restricted securities as of March 31, 2014 was $2,230,800, which represents 0.14% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15	9/18/12-9/21/12	$2,624,187	$2,230,800	$393,387

6. Non-income producing security.

7. Rate shown is the 7-day yield as of March 31, 2014.

28 OPPENHEIMER MASTER LOAN FUND, LLC

Footnotes to Statement of Investments (Continued)

8. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2013	Gross Additions	Gross Reductions	Shares March 31, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	8,431,010	582,658,473	542,741,789	48,347,694

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$48,347,694	$34,825

See accompanying Notes to Financial Statements.

29 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES March 31, 2014 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,550,802,159)	$1,556,951,679
Affiliated companies (cost $48,347,694)	48,347,694
1,605,299,373
Cash	17,976,913
Receivables and other assets:
Investments sold	33,941,820
Interest, dividends and principal paydowns	5,012,032
Shares of beneficial interest sold	2,572,359
Other	32,994
Total assets	1,664,835,491
Liabilities
Payables and other liabilities:
Investments purchased	99,213,164
Shares of beneficial interest redeemed	172,685
Directors’ compensation	23,649
Shareholder communications	6,420
Other	808,304
Total liabilities	100,224,222
Net Assets—applicable to 108,995,468 shares of beneficial interest outstanding	$1,564,611,269

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$14.35

See accompanying Notes to Financial Statements.

30 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2014 Unaudited

Investment Income
Interest	$31,207,381
Dividends:
Unaffiliated companies	2,715,694
Affiliated companies	34,825
Other income	297,855
Total investment income	34,255,755
Expenses
Management fees	1,752,921
Legal, auditing and other professional fees	135,363
Custodian fees and expenses	91,675
Directors’ compensation	12,389
Shareholder communications	8,581
Other	5,314
Total expenses	2,006,243
Less waivers and reimbursements of expenses	(44,711)
Net expenses	1,961,532
Net Investment Income	32,294,223
Realized and Unrealized Gain (Loss)
Net realized loss on unaffiliated companies	(1,873,485)
Net change in unrealized appreciation/depreciation on:
Investments	6,060,414
Translation of assets and liabilities denominated in foreign currencies	(54,098)
Net change in unrealized appreciation/depreciation	6,006,316
Net Increase in Net Assets Resulting from Operations	$36,427,054

See accompanying Notes to Financial Statements.

31 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Operations
Net investment income	$32,294,223	$101,115,210

Net realized gain (loss)	(1,873,485)	36,774,784

Net change in unrealized appreciation/depreciation	6,006,316	(23,344,369)

Net increase in net assets resulting from operations	36,427,054	114,545,625

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Proceeds from contributions	782,472,186	322,189,385
Payments for withdrawals	(68,257,288)	(1,735,107,507)

	714,214,898	(1,412,918,122)

Net Assets
Total increase (decrease)	750,641,952	(1,298,372,497)

Beginning of period	813,969,317	2,112,341,814

End of period	$1,564,611,269	$813,969,317

See accompanying Notes to Financial Statements.

32 OPPENHEIMER MASTER LOAN FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009
Per Share Operating Data
Net asset value, beginning of period	$13.84	$12.88	$11.56	$11.14	$9.96	$9.35

Income (loss) from investment operations:
Net investment income[2]	0.39	0.90	0.86	0.93	0.92	0.76
Net realized and unrealized gain (loss)	0.12	0.06	0.46	(0.51)	0.26	(0.15)

Total from investment operations	0.51	0.96	1.32	0.42	1.18	0.61

Net asset value, end of period	$14.35	$13.84	$12.88	$11.56	$11.14	$9.96

Total Return, at Net Asset Value[3]	3.76%	7.45%	11.42%	3.77%	11.85%	6.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,564,611	$813,969	$2,112,342	$1,942,049	$1,838,087	$1,073,069

Average net assets (in thousands)	$1,177,384	$1,492,179	$2,045,550	$2,048,386	$1,449,988	$613,182

Ratios to average net assets:[4]
Net investment income	5.50%	6.78%	6.98%	7.91%	8.68%	8.84%
Total expenses[5]	0.34%	0.36%	0.33%	0.34%	0.36%	0.36%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.33%	0.36%	0.33%	0.34%	0.35%	0.35%

Portfolio turnover rate	28%	105%	60%	67%	72%	56%

1. September 28, 2012 represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than on full year. Returns do not reflect the deduction of taxes that a shareholder would pay on the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2014	0.35%
Year Ended September 30, 2013	0.36%
Year Ended September 28, 2012	0.33%
Year Ended September 30, 2011	0.34%
Year Ended September 30, 2010	0.37%
Year Ended September 30, 2009	0.37%

See accompanying Notes to Financial Statement.

33 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS March 31, 2014 Unaudited

1. Significant Accounting Policies

Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified open-end, management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. As of March 31, 2014, approximately 72% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.

For federal income tax purposes, the fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The following is a summary of significant accounting policies consistently followed by the Fund.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

As of March 31, 2014, securities with an aggregate market value of $1,523,881,075, representing 97.4% of the Fund’s net assets were comprised of loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-

34 OPPENHEIMER MASTER LOAN FUND, LLC

1. Significant Accounting Policies (Continued)

issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest payment. Information concerning securities not accruing income as of March 31, 2014 is as follows:

Cost	$41,608,074
Market Value	$26,112,681
Market Value as % of Net Assets	1.67%

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and

35 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies (Continued)

liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“RIC”) to fail that qualification.

Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

36 OPPENHEIMER MASTER LOAN FUND, LLC

1. Significant Accounting Policies (Continued)

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

37 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Securities Valuation (Continued)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

38 OPPENHEIMER MASTER LOAN FUND, LLC

2. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

39 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$1,523,881,075	$—	$1,523,881,075
Corporate Bonds and Notes	—	4,103,242	—	4,103,242
Preferred Stock	—	—	—	—
Common Stocks	27,983,682	966,879	16,801	28,967,362
Investment Company	48,347,694	—	—	48,347,694
Total Assets	$76,331,376	$1,528,951,196	$16,801	$1,605,299,373

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Corporate Loans	$84	$(84)
Total Assets	$84	$(84)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2014		Year Ended September 30, 2013
	Shares	Amount	Shares	Amount
Contributions	54,971,007	$782,472,186	24,304,138	$322,189,385
Withdrawals	(4,780,756)	(68,257,288)	(129,483,641)	(1,735,107,507)

Net increase (decrease)	50,190,251	$714,214,898	(105,179,503)	$(1,412,918,122)

40 OPPENHEIMER MASTER LOAN FUND, LLC

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2014 were as follows:

	Purchases	Sales
Investment securities	$1,110,967,824	$339,148,967

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.30%.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. Fees incurred by the Fund with respect to these services are detailed in the Statement of Operations.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2014, the Manager waived fees and/or reimbursed the Fund $44,711 for IMMF management fees.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

41 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Restricted Securities

As of March 31, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

7. Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $1,678,704 at March 31, 2014. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At March 31, 2014, these commitments have a market value of $1,685,082 and have been included as Corporate Loans in the Statement of Investments.

8. Pending Litigation

Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On March 5, 2014, the parties in six of these lawsuits executed stipulations and agreements of settlement resolving those actions. The settlements are subject to a variety of contingencies, including approval by the court. The settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer Rochester California Municipal Fund.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts

42 OPPENHEIMER MASTER LOAN FUND, LLC

8. Pending Litigation (Continued)

managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against (i) OFI, (ii) an affiliate of OFI and (iii) AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs alleged breach of contract and common law fraud claims against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court’s dismissal order. On January 7, 2014, the appellate court affirmed the trial court’s dismissal order. On March 28, 2014, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleged breach of contract and common law fraud claims against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On March 28, 2014, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleged breach of contract against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On November 8, 2013, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

43 OPPENHEIMER MASTER LOAN FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

44 OPPENHEIMER MASTER LOAN FUND, LLC

OPPENHEIMER MASTER LOAN FUND, LLC

Directors and Officers	Sam Freedman, Chairman of the Board of Directors and Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Victoria J. Herget, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
Karen L. Stuckey, Director
James D. Vaughn, Director
William F. Glavin, Jr., Director, President and Principal Executive Officer
Margaret Hui, Vice President
Joseph Welsh, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2014 OppenheimerFunds, Inc. All rights reserved.

45 OPPENHEIMER MASTER LOAN FUND, LLC

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46 OPPENHEIMER MASTER LOAN FUND, LLC

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47 OPPENHEIMER MASTER LOAN FUND, LLC

INFORMATION AND SERVICES

General Information
Representatives available Mon–Fri 8am–8pm ET
1.800.CALL OPP (1.800.225.5677)

Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery
OppenheimerFunds Services
12100 East Iliff Avenue, Suite 300
Aurora, CO 80014

RS1241.001.0314 May 29, 2014

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/13/2014